May 23, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	The World Funds, Inc. (the “Company”)
File Nos. 333-29289 and 811-8255

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Company on behalf of its REMS Real Estate Value Opportunity Fund, REMS Real Estate Income 50/50 Fund and European Equity Fund series, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 1, 2014, and filed electronically as Post-Effective Amendment No. 94 to the Company’s Registration Statement on Form N-1A.

If you have any questions or require further information, please do not hesitate to contact the undersigned at 804.267.7417.

Sincerely,

/s/ Karen Shupe
Karen Shupe
As Administrator